Discontinued Operations and Divestitures - Summary of Assets and Liabilities of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Assets
Cash and cash equivalents	$ (77)	$ (93)	$ (93)
Total current assets	1,494	1,616
Liabilities
Total current liabilities of discontinued operations	2,701	1,606
NAI Banners [Member]
Assets
Cash and cash equivalents	77	93
Receivables, net	215	231
Inventories, net	1,155	1,242
Other current assets	47	50
Total current assets	1,494	1,616
Property, plant and equipment, net	3,767	4,263
Intangible assets, net	555	746
Other assets	655	419
Total assets	6,471	7,044
Liabilities
Accounts payable	652	797
Accrued vacation, compensation and benefits	217	257
Current maturities of long-term debt and capital lease obligations	212	43
Accrued loss on contract	1,140
Other current liabilities	480	509
Total current liabilities of discontinued operations	2,701	1,606
Long-term debt and capital lease obligations	2,832	2,986
Pension and other postretirement benefit obligations	109	101
Other long-term liabilities	850	899
Total liabilities	6,492	5,592
Net assets (liabilities) of discontinued operations	$ (21)	$ 1,452